Annual Total Returns - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Advisor Managed Retirement 2025 Fund - Class Z6
Bar Chart Table:
Annual Return 2020	13.31%
Annual Return 2021	8.19%
Annual Return 2022	(15.50%)